Convertible bonds - Summary Of Convertible Note During The Reporting Period (Detail) - Convertible instruments [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Convertible Notes [Line Items]
At the beginning of the year	¥ 0	¥ 0
New issuance	474,117	0
Fair value change	116,520	0
Conversion to shares (Note 21)	(319,335)	0
Foreign exchange movement	1,382
At the end of the year	¥ 272,684	¥ 0